Note 20 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
20	Cash and cash equivalents

	2020	2019	January 1, 2019

Bank balances	19,092	9,383	11,187
Cash and cash equivalents in the statement of financial position	19,092	9,383	11,187
Bank overdrafts used for cash management purposes	–	(490)	–
Net cash and cash equivalents at year end	19,092	8,893	11,187

The Group's exposure to interest rate risk and a sensitivity analysis for financial assets and liabilities is disclosed in note
33.

	Denomination RTGS$	Interest rate
Overdraft facilities
Stanbic Bank	15,000,000	55%
First Capital Bank	10,000,000	55%